Events After The Reporting Period	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period
38. Events after the reporting period
38.1 Renewal of the Share Subscription Facility with GEM, debt waiver, and issuance of warrants
In February 2024, the Company renewed the SSF agreement with GEM for an additional three-year period ending January 20, 2027. GEM also agreed to forgive an outstanding liability of TCHF 1,368. In consideration of GEM’s capital commitment and this debt waiver, Relief committed to issuing GEM warrants to purchase up to 3.35 million ordinary shares at a purchase price of CHF 1.70 per share, exercisable from the issuance date, and expiring on January 20, 2027. The issuance of these warrants was contingent upon shareholder approval for a reduction in the nominal value of the Company’s ordinary shares, which materialized in April 2024. Further information about the SSF agreement and GEM’s outstanding liability is in note 19.
38.2 License and Supply Agreement with Eton Pharmaceuticals, Inc.
On March 21, 2024, the Company entered into a license and supply agreement g ran
ting the exclusive right to Eton Pharmaceuticals, Inc. (Nasdaq: ETON) for the commercialization of the GOLIKE
®
family of products in the United States. Under the terms of the agreement, Relief received an upfront payment of USD 2.2 million (CHF 2.0 million) and is eligible to receive up to USD 2.0 million (CHF 1.8 million) in additional sales milestones, in addition to mid-teens
royalties on U.S. net sales.
38.3 Subsequent changes to the capital structure
On April 26, 2024, the extraordinary general meeting of the Company’s shareholders approved a reduction of the nominal value of each ordinary share from CHF 4.00 to CHF 0.10, an increase of the capital band to 7,000,000 shares, and an increase of the conditional capital to 7,000,000 shares.
There were no other material events after the balance sheet date that would require adjustment to these consolidated financial statements or disclosure under this heading.